Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 1,603	$ 1,083
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		13
Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	714	709
Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	549	489
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,215	863
Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	112	31
Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	112	128
Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	104	24
Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	36	37
Galleon Credit Facility
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	8
Non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	12
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	4
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
Amortized cost | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	714	709
Amortized cost | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	549	489
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		13
FVTPL | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
FVTOCI | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
FVTOCI | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,375	991
Amortized cost | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,215	863
Amortized cost | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	112	128
Amortized cost | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	28	0
Amortized cost | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Galleon Credit Facility
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	8
Amortized cost | Non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	12
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	227	91
FVTPL | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	112	31
FVTPL | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTPL | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	75	23
FVTPL | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	36	37
FVTPL | Galleon Credit Facility
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTPL | Non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	4
FVTOCI
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1	1
FVTOCI | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
FVTOCI | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1	1
FVTOCI | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	$ 0
FVTOCI | Galleon Credit Facility
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI | Non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0